RELATED-PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by transaction - statement of income

23.b) Transactions with subsidiaries, joint ventures, associates, exclusive founds and other related parties

		Consolidated
		12/31/2021				12/31/2020
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Investments	(1)			2,579,990	2,579,990			3,763,603	3,763,603
Trade receivables (note 7)	(2)	8,159	1,667	134,570	144,396	7,686	8	113,482	121,176
Dividends (note 10)	(3)		61,898	14,980	76,878		38,088		38,088
Loans (note 10)	(4)		4,511		4,511
Other current assets (note 10)				1,828	1,828		4,413	1,829	6,242
		8,159	68,076	2,731,368	2,807,603	7,686	42,509	3,878,914	3,929,109
Noncurrent Assets
Investments	(1)			132,523	132,523			123,409	123,409
Loans (note 10)	(4)	3,626	1,139,602		1,143,228	3,375	962,675		966,050
Actuarial asset (note 10)				59,111	59,111			13,819	13,819
Other non-current assets (note 10)	(5)		927,077		927,077		664,020		664,020
		3,626	2,066,679	191,634	2,261,939	3,375	1,626,695	137,228	1,767,298
		11,785	2,134,755	2,923,002	5,069,542	11,061	1,669,204	4,016,142	5,696,407

Liabilities
Current Liabilities
Trade payables		21	62,730	14,712	77,463		106,946	9,455	116,401
Accounts payable (note 16)			28,442		28,442		23,555	2,437	25,992
Provision for consumption (note 16)			22,182		22,182		44,466		44,466
		21	113,354	14,712	128,087		174,967	11,892	186,859
Noncurrent Liabilities
Accounts payable (note 16)			66,607		66,607		78,083		78,083
Actuarial liability (note 16)								79,546	79,546
			66,607		66,607		78,083	79,546	157,629
		21	179,961	14,712	194,694		253,050	91,438	344,488

	Consolidated
	12/31/2021				12/31/2020
	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
P&L
Sales	274,978	2,250	3,244,017	3,521,245	104,400	843	1,568,992	1,674,235
Cost and expenses	(1,065)	(1,273,740)	(119,500)	(1,394,305)		(1,036,420)	(104,212)	(1,140,632)
Financial income (expenses)
Interest (note 29)	251	49,293	32,246	81,790		19,095	18,421	37,516
Short-term investments			94,866	94,866			1,190,489	1,190,489
	274,164	(1,222,197)	3,251,629	2,303,596	104,400	(1,016,482)	2,673,690	1,761,608

Schedule of transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by transaction - statement of income

	Consolidated
	12/31/2021				12/31/2020
	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
P&L
Sales	274,978	2,250	3,244,017	3,521,245	104,400	843	1,568,992	1,674,235
Cost and expenses	(1,065)	(1,273,740)	(119,500)	(1,394,305)		(1,036,420)	(104,212)	(1,140,632)
Financial income (expenses)
Interest (note 29)	251	49,293	32,246	81,790		19,095	18,421	37,516
Short-term investments			94,866	94,866			1,190,489	1,190,489
	274,164	(1,222,197)	3,251,629	2,303,596	104,400	(1,016,482)	2,673,690	1,761,608

Key management personnel compensation

Key management personnel compensation

	12/31/2021	12/31/2020	12/31/2019
	P&L
Short-term benefits for employees and officers	46,747	40,522	37,452
Post-employment benefits	192	111	109
Key management personnel compensation	46,939	40,633	37,561

Schedule of guarantees

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	2,486,926	2,478,105	12,627	35,496	3,384	3,298	2,502,937	2,516,899

CSN Cimentos	R$	Up to 11/26/2023 and indefinite					33		33

Cia Siderurgica Nacional	R$	05/31/2025					536		536

Cia Metalurgica Prada	R$	Indefinite			197	196	244	244	441	440

CSN Energia	R$	Up to 11/26/2023 and indefinite					1,920	1,920	1,920	1,920

CSN Mineração	R$	Up to 12/21/2024	846,284	846,749					846,284	846,749

CBS	R$	06/30/2024					21		21

Estanho de Rondônia	R$	7/15/2022	771	1,154					771	1,154

Minérios Nacional S.A.	R$	Up to 09/10/2021		1,946						1,946

Total in R$			3,333,981	3,327,954	12,824	35,692	6,138	5,462	3,352,943	3,369,108

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000

CSN Islands XII	US$	Perpetual		1,000,000						1,000,000

CSN Resources	US$	Up to 04/17/2026	1,450,000	1,525,000					1,450,000	1,525,000

CSN Cimentos	US$	Indefinite					1,025		1,025

Total in US$			2,750,000	3,825,000			1,025		2,751,025	3,825,000

Lusosider Aços Planos	EUR	Indefinite					75,000		75,000
Total in EUR							75,000		75,000
Total in R$			15,346,375	19,877,378			479,795		15,826,170	19,877,378
			18,680,356	23,205,332	12,824	35,692	485,933	5,462	19,179,113	23,246,486